Share-based compensation - Options on EUR-denominated listed share (Detail) - EUR [Member]	12 Months Ended
Dec. 31, 2017 EUR (€)
Share-based compensation [Line items]
Outstanding at end of year	2,772,210
Option plans [Member]
Share-based compensation [Line items]
Outstanding at beginning of year	7,052,065
Weighted average exercise price beginning of year	€ 22.49
Number of share options exercised in share-based payment arrangement	2,591,755
Weighted average exercise price of share options exercised in share-based payment arrangement	€ 20.42
Number of share options forfeited in share-based payment arrangement	60,027
Weighted average exercise price of share options forfeited in share-based payment arrangement	€ 20.55
Number of share options expired in share-based payment arrangement	1,628,073
Weighted average exercise price of share options expired in share-based payment arrangement	€ 30.96
Outstanding at end of year	2,772,210
Weighted average exercise price end of year	€ 19.49
Number of share options exercisable in share-based payment arrangement	2,772,210
Weighted average exercise price of share options in share-based payment arrangement exercised during period at date of exercise	€ 19.49